Future Minimum Lease Payments under Noncancelable Operating Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Schedule of Operating Leases [Line Items]
2014	¥ 19,020
2015	14,064
2016	10,887
2017	10,966
2018	8,888
After five years	41,225
Total minimum lease payments	¥ 105,050